Stock-Based Compensation (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Time-Based Unit Activity

The following table presents the time-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (In Years)
Outstanding—January 29, 2011	9,801,071	0.61	8.35
Granted	1,626,000	1.28	10.00
Cancelled	(570,426)	0.58	9.53
Forfeited	(567,925)	1.18	9.78

Outstanding—January 28, 2012	10,288,720	0.69	7.43
Granted	—	—	—
Cancelled	(33,000)	0.62	9.36
Forfeited	(253,750)	1.24	9.68
Replaced with common stock	(10,001,970)	0.67	6.65

Outstanding—February 2, 2013	—	—	—

Schedule of Performance-Based Unit Activity

The following table presents the performance-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value
Outstanding—January 29, 2011	9,422,384	0.25
Granted	1,069,000	0.48
Cancelled	(762,609)	0.35
Forfeited	(607,000)	0.11

Outstanding—January 28, 2012	9,121,775	0.28
Granted	—	—
Forfeited	(45,000)	0.64
Replaced with common stock	(9,076,775)	0.28

Outstanding—February 2, 2013	—	—

Summary of Stock Option Activity

A summary of stock option activity under the Option Plan and the Stock Incentive Plan for fiscal 2012 is as follows:

	Options	Weighted-Average Exercise Price
Outstanding—January 28, 2012	—	$—
Granted	8,159,577	41.41
Exercised	—	—
Forfeited	—	—

Outstanding—February 2, 2013	8,159,577	$41.41

Summary of Additional Information about Stock Options

A summary of additional information about stock options in fiscal 2012 is as follows:

Weighted-average fair value per share of stock options granted	$6.34
Aggregate intrinsic value of stock options exercised (in thousands)	$—
Fair value of stock options vested (in thousands)	$51,063

Schedule of Stock Options Outstanding, Vested or Expected to Vest, and Exercisable

Information about stock options outstanding, vested or expected to vest, and exercisable as of February 2, 2013 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$24.00 - $29.00	2,139,425	9.74	$27.52	2,139,425	$27.52
$30.00 - $33.00	66,500	9.89	32.38	—	—
$46.50	5,953,652	9.74	46.50	5,953,652	46.50

Total	8,159,577	9.74	$41.41	8,093,077	$41.48

Vested or expected to vest as of February 2, 2013	8,159,577	9.74	$41.41

Time-based unit [Member]
Weighted Average Assumptions Used to Estimated Fair Value of Units Granted

The fair value of each time-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.19%
Dividend yield	—

Performance-based units [Member]
Weighted Average Assumptions Used to Estimated Fair Value of Units Granted

The fair value of each performance-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.21%
Dividend yield	—